Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Company Owned By Family Member Of Executive Officer [member]
Disclosure of transactions between related parties [line items]
Purchases to related company	$ 646	$ 358
Accounts payable	8	21
2562961 Ontario Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales to joint venture	2,030
Receivable from joint venture
Joint Venture - Kolon Hydrogenics [member]
Disclosure of transactions between related parties [line items]
Sales to joint venture		189
Receivable from joint venture		$ 4